PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Defined Benefit Plan Disclosure [Line Items]
Plan assets	11,228	14,537	12,657	12,585
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	8,917	12,009
Fair Value, Inputs, Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	7,455	10,519
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	7,334	9,854
Fair Value, Inputs, Level 1 [Member] | Private Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	121	665
Fair Value, Inputs, Level 1 [Member] | Real Estate Receivable Certificate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 1 [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	121	665
Fair Value, Inputs, Level 1 [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 1 [Member] | Mezanino Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 1 [Member] | Variable Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,462	1,490
Fair Value, Inputs, Level 1 [Member] | Variable Income Securities Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	490	436
Fair Value, Inputs, Level 1 [Member] | Variable Income Securities Group Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	972	1,054
Fair Value, Inputs, Level 1 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,891	2,179
Fair Value, Inputs, Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,891	2,179
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	5
Fair Value, Inputs, Level 2 [Member] | Private Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,891	2,174
Fair Value, Inputs, Level 2 [Member] | Real Estate Receivable Certificate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 2 [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,891	2,174
Fair Value, Inputs, Level 2 [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 2 [Member] | Mezanino Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 2 [Member] | Variable Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 2 [Member] | Variable Income Securities Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 2 [Member] | Variable Income Securities Group Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 2 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	420	349	368
Fair Value, Inputs, Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	58	27
Fair Value, Inputs, Level 3 [Member] | Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 3 [Member] | Private Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	58	27
Fair Value, Inputs, Level 3 [Member] | Real Estate Receivable Certificate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	13	19
Fair Value, Inputs, Level 3 [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	45	8
Fair Value, Inputs, Level 3 [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	13	12
Fair Value, Inputs, Level 3 [Member] | Mezanino Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	13	12
Fair Value, Inputs, Level 3 [Member] | Variable Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 3 [Member] | Variable Income Securities Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 3 [Member] | Variable Income Securities Group Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	349	310
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	9,404	12,725
Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	7,334	9,859
Private Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	2,070	2,866
Real Estate Receivable Certificate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	13	19
Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	2,057	2,847
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	13	12
Mezanino Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	13	12
Variable Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,462	1,490
Variable Income Securities Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	490	436
Variable Income Securities Group Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	972	1,054
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	349	310